SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS (Details) - USD ($) $ in Thousands	May 31, 2024	May 31, 2023
Right-of-use Assets
2025	$ 114
2026	1,064
Less: interest	(3)
Total lease liabilities	1,175	$ 1,158
Current liabilities	111	54
Non-current liabilities	$ 1,064	$ 1,104